Transactions with related parties (Tables)	12 Months Ended
Jun. 30, 2018
Transactions With Related Parties
Schedule of transactions with related parties

	2018	2017
Current assets
Cresud (a)	303	1,298
Other (b)	1,357	—
	1,660	1,298

Noncurrent assets
Cresca (c)	—	35,640

Current liabilities – trade accounts payable
Trade accounts payable (d)	1,450	3,451
Cresud (a)	36	936
Cresca	—	397
Ombu	332	—
Other	13	—
	1,831	4,784

(a)	Expenses and revenue related to implementation of the budget and controls system and reimbursement of general expenses;

(b)	The amounts substantially refer to the total shares exercised under the Second and Third Programs, as detailed in Note 21.

(c)	On February 1, 2018, the Company resolved, at a Meeting of the Board of Executive Officers, to waive 100% of the interest earned on loan agreements and receivables pertaining to Cresca. On February 9, 2018, date of spin-off of the joint venture Cresca, the debt of US$5,727 (R$18,796) was transferred to Moroti (Note 1.1).

(d)	Acquisition of biological assets and other items related to the Palmeiras operation;